Dividend	9 Months Ended
Sep. 30, 2011
Dividend
(13)	Dividend

On October 27, 2011, TGH’s board of directors approved and on November 4, 2011 the Company announced a quarterly cash dividend of $0.35 per share on TGH’s issued and outstanding common shares, payable on November 28, 2011 to shareholders of record as of November 14, 2011.